Property, plant and equipment - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Additions to right-of-use assets	€ 208	€ 120
Expense relating to low value and short-term leases	24	16
Value of lease extension and termination options, right-of-use assets	35	16
Expense relating to variable lease payments not included in measurement of lease liabilities	€ 153	€ 93